Schedule of investments

Delaware Limited-Term Diversified Income Fund March 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.691% 9/26/33 •	123,875	$135,140
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	78	80
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 •	3,697	3,813
Total Agency Asset-Backed Securities (cost $126,824)		139,033

Agency Collateralized Mortgage Obligations – 9.17%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.981% 6/19/41 •	21,931	24,430
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 S•	1,014,834	202,684
Series 417 C24 3.50% 12/25/42 S	649,279	114,573
Series 419 C2 3.00% 5/25/29 S	6,395,216	471,943
Series 419 C3 3.00% 11/25/43 S	59,541	10,215
Fannie Mae REMICs
Series 2011-105 FP 2.886% (LIBOR01M + 0.40%, Cap
6.50%, Floor 0.40%) 6/25/41 •	1,548,484	1,546,356
Series 2012-44 IK 3.50% 12/25/31 S	32,449	3,088
Series 2012-51 SA 4.015% (6.50% minus LIBOR01M,
Cap 6.50%) 5/25/42 S•	90,273	18,212
Series 2012-98 MI 3.00% 8/25/31 S	18,547,296	1,860,735
Series 2012-99 AI 3.50% 5/25/39 S	1,133,601	90,839
Series 2012-102 IB 3.50% 9/25/27 S	6,182,749	591,223
Series 2012-118 AI 3.50% 11/25/37 S	336,678	27,209
Series 2012-121 ID 3.00% 11/25/27 S	503,767	44,470
Series 2012-125 MI 3.50% 11/25/42 S	1,121,324	205,791
Series 2012-126 PI 3.50% 7/25/42 S	478,087	58,663
Series 2012-128 NP 2.50% 11/25/42	474,973	452,974
Series 2012-129 PZ 3.50% 12/25/42	52,406	51,866
Series 2012-133 NI 4.00% 5/25/42 S	425,515	62,784
Series 2012-137 QI 3.00% 12/25/27 S	1,208,484	111,273
Series 2012-137 WI 3.50% 12/25/32 S	110,764	16,084
Series 2012-146 IO 3.50% 1/25/43 S	165,624	31,832
Series 2013-4 PL 2.00% 2/25/43	76,000	62,968
Series 2013-7 EI 3.00% 10/25/40 S	1,163,935	126,052
Series 2013-14 BI 2.50% 3/25/28 S	367,487	27,109
Series 2013-20 IH 3.00% 3/25/33 S	311,505	42,075
Series 2013-26 ID 3.00% 4/25/33 S	609,598	82,341
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,493,602
Series 2013-38 AI 3.00% 4/25/33 S	466,661	55,891
Series 2013-52 ZA 3.00% 6/25/43	222,507	205,121

NQ-022 [3/19] 5/19 (840460) 1

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-55 AI 3.00% 6/25/33 S	12,862,053	$1,570,489
Series 2013-69 IJ 3.00% 7/25/33 S	46,091	6,157
Series 2013-69 IO 3.00% 11/25/31 S	73,867	6,546
Series 2013-71 ZA 3.50% 7/25/43	301,975	309,746
Series 2013-92 SA 3.465% (5.95% minus LIBOR01M,
Cap 5.95%) 9/25/43 S•	188,271	36,251
Series 2014-21 ID 3.50% 6/25/33 S	285,142	30,407
Series 2014-59 AI 3.00% 10/25/40 S	109,691	11,276
Series 2014-64 IT 3.50% 6/25/41 S	70,189	5,900
Series 2014-85 IB 3.00% 12/25/44 S	801,468	148,062
Series 2015-28 GI 3.50% 6/25/34 S	939,672	107,224
Series 2015-31 ZD 3.00% 5/25/45	472,297	438,399
Series 2015-43 PZ 3.50% 6/25/45	45,734	47,205
Series 2015-44 AI 3.50% 1/25/34 S	590,520	59,441
Series 2015-45 AI 3.00% 1/25/33 S	52,950	4,208
Series 2015-45 EI 3.00% 12/25/40 S	1,083,726	99,463
Series 2015-66 ID 3.50% 5/25/42 S	208,955	19,531
Series 2015-71 PI 4.00% 3/25/43 S	410,915	62,280
Series 2015-82 AI 3.50% 6/25/34 S	3,567,110	427,510
Series 2015-85 BI 4.50% 9/25/43 S	526,569	80,785
Series 2015-89 EZ 3.00% 12/25/45	68,512	62,249
Series 2016-2 HI 3.00% 12/25/41 S	994,274	130,587
Series 2016-17 BI 4.00% 2/25/43 S	926,993	106,995
Series 2016-24 LI 3.00% 6/25/42 S	655,390	73,412
Series 2016-33 DI 3.50% 6/25/36 S	193,278	27,557
Series 2016-43 GI 3.00% 4/25/42 S	165,846	17,969
Series 2016-54 PI 3.00% 2/25/44 S	1,113,845	109,190
Series 2016-61 ML 3.00% 9/25/46	61,000	58,420
Series 2016-74 GS 3.515% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 S•	1,287,643	251,459
Series 2016-80 JZ 3.00% 11/25/46	149,519	140,509
Series 2016-83 PI 3.50% 7/25/45 S	150,312	22,089
Series 2016-90 CI 3.00% 2/25/45 S	549,067	67,002
Series 2016-95 IO 3.00% 12/25/46 S	2,418,736	335,381
Series 2016-99 DI 3.50% 1/25/46 S	82,879	13,819
Series 2016-99 TI 3.50% 3/25/36 S	480,389	59,362
Series 2016-101 ZP 3.50% 1/25/47	98,445	100,507
Series 2016-105 SA 3.515% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 S•	249,371	45,015
Series 2017-6 NI 3.50% 3/25/46 S	754,144	127,080
Series 2017-14 AI 3.00% 9/25/42 S	82,561	9,979
Series 2017-15 NI 3.50% 3/25/42 S	990,203	82,865

2 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-15 NZ 3.50% 3/25/47	16,133	$16,173
Series 2017-16 SM 3.565% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 S•	921,428	164,540
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,224,346
Series 2017-16 WI 3.00% 1/25/45 S	76,572	8,973
Series 2017-24 AI 3.00% 8/25/46 S	851,129	121,092
Series 2017-40 GZ 3.50% 5/25/47	38,494	38,452
Series 2017-45 IJ 3.00% 11/25/46 S	859,993	113,578
Series 2017-46 BI 3.00% 4/25/47 S	288,058	40,324
Series 2017-59 KI 3.00% 3/25/47 S	933,247	119,251
Series 2017-61 TB 3.00% 8/25/44	30,000	29,141
Series 2017-64 JI 3.50% 7/25/42 S	1,020,749	105,211
Series 2017-67 BZ 3.00% 9/25/47	15,729	14,829
Series 2017-88 EI 3.00% 11/25/47 S	844,197	114,625
Series 2017-94 CZ 3.50% 11/25/47	33,624	33,394
Series 2017-99 DZ 3.50% 12/25/47	95,341	94,109
Series 2017-108 AZ 3.50% 1/25/58	47,009	47,390
Series 2017-111 GZ 3.00% 1/25/48	384,120	360,860
Series 2018-15 GZ 3.00% 3/25/48	118,794	113,752
Series 2018-31 KQ 3.50% 5/25/48	42,000	42,128
Freddie Mac REMICs
Series 3067 FA 2.834% (LIBOR01M + 0.35%, Cap
7.00%, Floor 0.35%) 11/15/35 •	1,819,231	1,817,584
Series 3800 AF 2.984% (LIBOR01M + 0.50%, Cap
7.00%, Floor 0.50%) 2/15/41 •	1,058,980	1,064,766
Series 4015 MY 3.50% 3/15/42	90,000	92,164
Series 4050 EI 4.00% 2/15/39 S	493,631	33,787
Series 4092 AI 3.00% 9/15/31 S	326,309	30,644
Series 4106 EI 3.50% 4/15/41 S	66,542	7,326
Series 4109 AI 3.00% 7/15/31 S	4,560,397	395,285
Series 4120 MI 3.00% 10/15/32 S	46,280	6,446
Series 4139 EI 3.00% 9/15/31 S	344,002	30,580
Series 4146 IA 3.50% 12/15/32 S	66,004	9,889
Series 4151 BI 2.50% 1/15/43 S	1,136,574	182,928
Series 4159 NI 2.50% 7/15/42 S	283,301	23,998
Series 4161 IM 3.50% 2/15/43 S	364,879	72,398
Series 4171 Z 3.00% 2/15/43	491,880	459,138
Series 4180 PI 3.00% 3/15/33 S	2,405,772	308,467
Series 4181 DI 2.50% 3/15/33 S	48,680	5,683
Series 4185 LI 3.00% 3/15/33 S	428,485	58,710
Series 4191 CI 3.00% 4/15/33 S	49,873	6,622
Series 4197 LZ 4.00% 4/15/43	316,630	339,333

NQ-022 [3/19] 5/19 (840460) 3

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4203 DI 3.00% 4/15/33 S	5,635,761	$453,968
Series 4210 Z 3.00% 5/15/43	664,787	618,309
Series 4223 HI 3.00% 4/15/30 S	2,025,301	119,974
Series 4342 CI 3.00% 11/15/33 S	913,424	102,797
Series 4366 DI 3.50% 5/15/33 S	1,197,256	127,861
Series 4433 DI 3.00% 8/15/32 S	4,327,661	373,704
Series 4453 DI 3.50% 11/15/33 S	4,308,230	427,557
Series 4476 GI 3.00% 6/15/41 S	1,157,264	133,120
Series 4487 BI 3.00% 11/15/41 S	814,181	86,366
Series 4504 IO 3.50% 5/15/42 S	44,798	4,122
Series 4518 CI 3.50% 6/15/42 S	490,371	56,496
Series 4531 PZ 3.50% 11/15/45	147,186	146,301
Series 4567 LI 4.00% 8/15/45 S	420,368	73,687
Series 4574 AI 3.00% 4/15/31 S	1,937,613	230,402
Series 4580 MI 3.50% 2/15/43 S	615,475	74,247
Series 4610 IB 3.00% 6/15/41 S	287,747	27,767
Series 4618 SA 3.516% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 S•	342,057	70,928
Series 4622 HI 3.00% 11/15/43 S	861,357	101,507
Series 4623 MS 3.516% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 S•	999,216	184,160
Series 4623 WI 4.00% 8/15/44 S	996,265	147,745
Series 4623 YT 2.50% 3/15/46	1,442,246	1,349,521
Series 4625 PZ 3.00% 6/15/46	36,553	34,213
Series 4643 QI 3.50% 9/15/45 S	1,785,271	288,362
Series 4648 MZ 3.00% 6/15/46	5,335	5,083
Series 4648 SA 3.516% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 S•	906,780	172,233
Series 4650 JG 3.00% 11/15/46	1,997,000	1,859,607
Series 4655 TI 3.00% 8/15/36 S	76,811	5,521
Series 4655 WI 3.50% 8/15/43 S	678,357	83,235
Series 4656 HI 3.50% 5/15/42 S	522,401	53,872
Series 4657 JZ 3.50% 2/15/47	23,662	23,206
Series 4657 PS 3.516% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 S•	3,683,945	689,718
Series 4657 WI 3.50% 3/15/42 S	148,076	15,451
Series 4660 GI 3.00% 8/15/43 S	671,441	90,795
Series 4663 AI 3.00% 3/15/42 S	211,979	25,966
Series 4667 EI 3.50% 4/15/42 S	441,374	46,369
Series 4667 LI 3.50% 10/15/43 S	75,790	9,687
Series 4669 QI 3.50% 6/15/41 S	78,973	8,650
Series 4690 WI 3.50% 12/15/43 S	585,563	81,037

4 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4691 LI 3.50% 1/15/41 S	74,540	$6,792
Series 4695 OZ 3.00% 6/15/47	598,577	555,126
Series 4710 CI 3.50% 12/15/43 S	286,330	39,893
Series 4721 HI 3.50% 9/15/42 S	497,697	70,372
Series 4761 Z 3.50% 12/15/47	80,204	80,944
Series 4788 EI 4.00% 6/15/40 S	687,403	52,697
Freddie Mac Strips
Series 284 S6 3.616% (6.10% minus LIBOR01M, Cap
6.10%) 10/15/42 S•	943,404	160,224
Series 290 IO 3.50% 11/15/32 S	45,857	6,255
Series 303 151 4.50% 12/15/42 S•	339,618	68,502
Series 303 185 3.50% 1/15/43 S•	1,005,478	177,461
Series 303 C17 3.50% 1/15/43 S	694,773	138,728
Series 319 S2 3.516% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	6,034,593	1,161,782
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	682	791
Series T-58 2A 6.50% 9/25/43	441,575	507,897
GNMA
Series 2011-157 SG 4.112% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 S•	89,762	18,227
Series 2012-61 PI 3.00% 4/20/39 S	425,499	20,297
Series 2012-77 MU 2.50% 6/20/42	106,375	104,483
Series 2012-108 KI 4.00% 8/16/42 S	211,126	38,952
Series 2013-26 KD 2.50% 2/16/43	870,000	823,068
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,181,716
Series 2013-88 LZ 2.50% 6/16/43	474,468	436,167
Series 2013-113 LY 3.00% 5/20/43	17,000	16,626
Series 2014-12 ZB 3.00% 1/16/44	61,874	60,202
Series 2015-36 PI 3.50% 8/16/41 S	531,532	46,068
Series 2015-74 CI 3.00% 10/16/39 S	238,744	26,244
Series 2015-82 GI 3.50% 12/20/38 S	621,709	35,085
Series 2015-111 IH 3.50% 8/20/45 S	142,652	14,852
Series 2015-142 AI 4.00% 2/20/44 S	39,394	3,839
Series 2015-185 PZ 3.00% 12/20/45	844,344	770,985
Series 2016-49 PZ 3.00% 11/16/45	240,091	227,907
Series 2016-89 QS 3.562% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 S•	3,153,352	679,998
Series 2016-108 SK 3.562% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 S•	156,925	32,999
Series 2016-126 NS 3.612% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	114,198	21,873

NQ-022 [3/19] 5/19 (840460) 5

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-146 KS 3.612% (6.10% minus LIBOR01M,
Cap 6.10%) 10/20/46 S•	72,793	$14,864
Series 2016-156 AI 3.00% 12/20/42 S	262,002	23,226
Series 2016-160 VZ 2.50% 11/20/46	31,800	26,304
Series 2016-170 MZ 3.00% 12/20/46	780,910	713,545
Series 2017-4 WI 4.00% 2/20/44 S	76,733	11,926
Series 2017-18 QS 3.618% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 S•	132,293	23,663
Series 2017-19 AY 3.00% 2/20/47	30,000	29,537
Series 2017-36 ZC 3.00% 3/20/47	190,055	178,207
Series 2017-52 LE 3.00% 1/16/47	474,000	458,204
Series 2017-56 GZ 3.50% 4/20/47	14,970	14,581
Series 2017-88 PB 3.00% 1/20/47	304,000	297,310
Series 2017-101 AI 4.00% 7/20/47 S	88,005	12,834
Series 2017-101 HD 3.00% 1/20/47	89,000	87,090
Series 2017-101 TI 4.00% 3/20/44 S	120,794	13,285
Series 2017-117 GI 3.00% 3/20/47 S	948,686	131,844
Series 2017-121 IC 3.00% 12/20/45 S	1,004,162	125,465
Series 2017-121 IL 3.00% 2/20/42 S	779,101	70,730
Series 2017-134 SD 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	173,070	33,120
Series 2017-134 SK 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	141,297	26,287
Series 2017-141 JS 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 S•	216,735	43,261
Series 2017-147 AI 3.50% 3/20/44 S	805,700	73,313
Series 2017-163 JI 4.00% 7/20/47 S	569,419	104,159
Series 2017-163 KH 3.50% 3/20/44	455,000	466,785
Series 2017-180 MJ 3.00% 12/20/47	298,000	278,645
Series 2017-180 TI 4.00% 4/20/47 S	384,006	64,272
Series 2018-1 QG 3.00% 6/20/47	829,072	808,012
Series 2018-1 QH 3.00% 12/20/47	466,373	431,753
Series 2018-1 SA 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 S•	1,153,014	206,179
Series 2018-1 ST 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 1/20/48 S•	666,971	129,548
Series 2018-8 VZ 3.00% 3/20/47	41,423	38,281
Series 2018-15 BI 3.50% 1/20/48 S	1,169,510	177,856
Series 2018-27 KU 3.50% 5/20/46	53,000	54,902
Series 2018-37 SA 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	94,331	18,954

6 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2018-46 AS 3.712% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	607,574	$130,107
Total Agency Collateralized Mortgage Obligations (cost $43,115,311)		42,461,290

Agency Commercial Mortgage-Backed Securities – 0.45%
Fannie Mae Multifamily REMIC Trust
Series 2015-M12 FA 2.821% (LIBOR01M + 0.34%, Floor
0.34%) 4/25/20 •	115,942	115,794
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.949% 8/25/44 #•	95,000	98,981
Series 2013-K712 B 144A 3.359% 5/25/45 #•	345,000	344,775
Series 2014-K717 B 144A 3.63% 11/25/47 #•	245,000	247,590
Series 2014-K717 C 144A 3.63% 11/25/47 #•	80,000	80,451
Series 2016-K722 B 144A 3.841% 7/25/49 #•	430,000	432,010
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 3.043% (LIBOR01M + 0.53%, Cap
8.00%, Floor 0.53%) 3/9/21 •	791,574	791,138
Total Agency Commercial Mortgage-Backed Securities (cost $2,126,739)		2,110,739

Agency Mortgage-Backed Securities – 10.01%
Fannie Mae ARM
3.879% (LIBOR12M + 1.754%, Cap 11.211%) 4/1/36 •	17,384	18,154
4.24% (LIBOR12M + 1.552%, Cap 9.623%) 8/1/34 •	54,458	56,576
4.31% (LIBOR12M + 1.592%, Cap 11.212%) 8/1/36 •	25,720	27,199
4.563% (LIBOR12M + 1.83%, Cap 10.159%) 8/1/35 •	18,144	19,047
4.609% (LIBOR12M + 1.859%, Cap 10.109%) 7/1/36 •	15,000	15,800
Fannie Mae S. F. 30 yr
4.50% 11/1/47	674,436	719,397
4.50% 9/1/48	3,831,395	4,037,089
5.00% 1/1/40	53,023	57,651
5.50% 5/1/44	5,720,671	6,291,706
5.50% 8/1/48	84,508	91,736
6.00% 6/1/41	194,115	215,079
6.00% 7/1/41	6,210,849	6,881,328
6.00% 1/1/42	129,557	142,954
Fannie Mae S. F. 30 yr TBA
3.00% 5/1/49	3,797,000	3,776,977
3.50% 4/1/49	2,635,000	2,671,540
5.00% 5/1/49	9,519,000	10,052,027
Freddie Mac ARM
4.68% (LIBOR12M + 1.93%, Cap 10.015%) 8/1/38 •	6,824	7,082

NQ-022 [3/19] 5/19 (840460) 7

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S. F. 30 yr
3.00% 12/1/48	2,578,471	$2,568,545
4.50% 8/1/48	1,513,620	1,598,885
5.00% 12/1/44	1,992,458	2,149,759
5.50% 6/1/41	275,662	305,488
6.00% 5/1/39	35,122	39,699
6.00% 7/1/40	1,298,955	1,430,667
GNMA S. F. 30 yr TBA
5.00% 4/20/49	3,053,000	3,189,371
Total Agency Mortgage-Backed Securities (cost $46,361,564)		46,363,756

Collateralized Debt Obligations – 1.26%
AMMC CLO
Series 2015-16A XR 144A 3.847% (LIBOR03M + 1.05%)
4/14/29#•	2,850,000	2,849,857
Cathedral Lake CLO
Series 2015-2A AXR 144A 4.037% (LIBOR03M + 1.25%)
7/16/29#•	593,750	593,398
Hempstead II CLO
Series 2017-2A X 144A 3.697% (LIBOR03M + 1.00%)
8/10/29#•	1,062,500	1,061,969
Neuberger Berman CLO XVII
Series 2014-17A XR 144A 3.761% (LIBOR03M + 1.00%)
4/22/29#•	847,500	847,458
Telos CLO
Series 2013-3A X 144A 3.773% (LIBOR03M + 1.00%)
7/17/19#•	475,000	474,763
Total Collateralized Debt Obligations (cost $5,828,750)		5,827,445

Corporate Bonds – 37.17%
Banking - 13.82%
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	518,250
Banco do Brasil 144A 4.875% 4/19/23 #	280,000	284,693
Banco Santander 3.50% 4/11/22	1,600,000	1,616,435
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	151,950
Bank of America
3.458% 3/15/25 µ	1,750,000	1,769,560
3.779% (LIBOR03M + 1.00%) 4/24/23 •	700,000	705,806
5.625% 7/1/20	645,000	667,868
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	200,764
Bank of Montreal 3.30% 2/5/24	460,000	465,289
Barclays 8.00%µy	215,000	220,106
BB&T 3.75% 12/6/23	1,125,000	1,168,568
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	518,130

8 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citibank 3.165% 2/19/22 µ	2,430,000	$2,439,730
Citizens Bank 3.413% (LIBOR03M + 0.72%) 2/14/22 •	2,480,000	2,483,195
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,037,511
Compass Bank 2.875% 6/29/22	5,695,000	5,639,967
Credit Suisse 2.30% 5/28/19	4,890,000	4,887,621
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	287,130
Fifth Third Bancorp 3.65% 1/25/24	1,145,000	1,173,846
Goldman Sachs Group 6.00% 6/15/20	2,295,000	2,380,859
Huntington National Bank
2.50% 8/7/22	480,000	475,640
3.125% 4/1/22	1,110,000	1,118,922
JPMorgan Chase & Co. 4.35% 8/15/21	4,115,000	4,258,694
JPMorgan Chase Bank 3.053% (LIBOR03M + 0.37%)
2/19/21•	1,185,000	1,186,613
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	505,946
KeyBank
2.40% 6/9/22	250,000	247,909
3.18% 5/22/22	1,335,000	1,340,065
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	198,827
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	551,642
Morgan Stanley
3.737% 4/24/24 µ	435,000	444,176
3.958% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	1,617,677
5.50% 1/26/20	2,330,000	2,380,747
PNC Bank 2.70% 11/1/22	250,000	249,024
PNC Financial Services Group 3.50% 1/23/24	300,000	308,386
Popular 6.125% 9/14/23	500,000	522,500
Regions Financial
2.75% 8/14/22	370,000	367,457
3.80% 8/14/23	290,000	298,401
Royal Bank of Scotland Group 8.625%µy	1,660,000	1,772,050
Santander UK 144A 5.00% 11/7/23 #	820,000	841,547
SunTrust Banks 2.70% 1/27/22	2,785,000	2,778,161
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #	200,000	186,442
144A 6.25% 4/20/21 #	230,000	224,601
UBS Group Funding Switzerland
144A 2.65% 2/1/22 #	640,000	634,743
144A 3.00% 4/15/21 #	2,700,000	2,700,364
6.875%µy	400,000	401,025
US Bank
2.05% 10/23/20	450,000	446,587

NQ-022 [3/19] 5/19 (840460) 9

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bank
3.40% 7/24/23	360,000	$369,187
USB Capital IX 3.807% (LIBOR03M + 1.02%) y•	6,960,000	5,473,866
Zions Bancorp 3.35% 3/4/22	505,000	509,719
		64,028,196
Basic Industry - 3.13%
Allegheny Technologies 5.95% 1/15/21	250,000	257,500
Braskem Netherlands Finance 144A 3.50% 1/10/23 #	500,000	491,380
DowDuPont 4.205% 11/15/23	1,830,000	1,915,516
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	261,871
First Quantum Minerals
144A 7.00% 2/15/21 #	66,000	67,237
144A 7.25% 5/15/22 #	500,000	505,000
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	5,980,072
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	779,063
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	528,750
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	508,750
Novolipetsk Steel Via Steel Funding DAC 144A
4.50% 6/15/23 #	250,000	249,642
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	228,627
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	205,000	203,938
SASOL Financing USA 5.875% 3/27/24	400,000	424,653
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	623,217
144A 4.441% 4/24/23 #	785,000	801,640
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	201,259
William Lyon Homes 6.00% 9/1/23	500,000	486,250
		14,514,365
Capital Goods - 2.63%
3M 2.75% 3/1/22	2,585,000	2,608,077
Bombardier 144A 6.00% 10/15/22 #	500,000	506,875
General Electric
3.113% (LIBOR03M + 0.38%) 5/5/26 •	280,000	249,121
5.55% 5/4/20	2,175,000	2,232,558
6.00% 8/7/19	1,445,000	1,458,881
Ingersoll-Rand Luxembourg Finance 3.50% 3/21/26	165,000	166,734
L3 Technologies 3.85% 6/15/23	280,000	288,852
nVent Finance 3.95% 4/15/23	2,905,000	2,899,750
United Technologies 2.30% 5/4/22	1,805,000	1,779,075
		12,189,923

10 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications - 3.24%
Altice Luxembourg 144A 7.75% 5/15/22 #	400,000	$401,000
AT&T 3.777% (LIBOR03M + 1.18%) 6/12/24 •	1,610,000	1,597,921
British Telecommunications 4.50% 12/4/23	230,000	240,779
CCO Holdings 5.75% 9/1/23	100,000	102,250
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	500,000	531,250
Comcast 3.417% (LIBOR03M + 0.63%) 4/15/24 •	1,848,000	1,850,693
CommScope Finance 144A 5.50% 3/1/24 #	500,000	512,645
Crown Castle International 5.25% 1/15/23	735,000	789,975
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	642,037
CSC Holdings 6.75% 11/15/21	750,000	803,437
Digicel Group Two 144A PIK 9.125% 4/1/24 #D	300,000	82,500
Fox 144A 4.03% 1/25/24 #	775,000	804,651
GTH Finance 144A 6.25% 4/26/20 #	500,000	509,478
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	514,260
Level 3 Financing 5.125% 5/1/23	750,000	759,375
Sirius XM Radio 144A 3.875% 8/1/22 #	500,000	498,750
Sprint 7.875% 9/15/23	750,000	789,375
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	456,187
Telecom Argentina 144A 6.50% 6/15/21 #	510,000	507,960
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,102,022
VTR Finance 144A 6.875% 1/15/24 #	500,000	514,375
		15,010,920
Consumer Cyclical - 1.65%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	179,281
Daimler Finance North America 144A 3.35% 2/22/23 #	645,000	652,710
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,551,849
General Motors Financial
3.45% 4/10/22	1,195,000	1,195,988
4.15% 6/19/23	715,000	722,433
5.10% 1/17/24	335,000	347,971
JD. com 3.125% 4/29/21	400,000	395,618
MGM Resorts International 6.625% 12/15/21	500,000	535,625
NCL 144A 4.75% 12/15/21 #	404,000	409,555
Prime Security Services Borrower
144A 5.25% 4/15/24 #	500,000	501,250
144A 9.25% 5/15/23 #	391,000	411,527
Sands China 4.60% 8/8/23	200,000	206,651
Scientific Games International 10.00% 12/1/22	500,000	528,125
		7,638,583
Consumer Non-Cyclical - 1.80%
Anheuser-Busch InBev Worldwide 144A 3.65% 2/1/26 #	1,665,000	1,672,671
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	273,644

NQ-022 [3/19] 5/19 (840460) 11

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Conagra Brands 4.30% 5/1/24	250,000	$259,234
CVS Health 3.35% 3/9/21	1,485,000	1,497,657
JBS Investments 144A 7.25% 4/3/24 #	200,000	205,750
Kernel Holding 144A 8.75% 1/31/22 #	235,000	241,071
Keurig Dr Pepper 144A 3.551% 5/25/21 #	715,000	723,057
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	207,000
Shire Acquisitions Investments Ireland 1.90% 9/23/19	3,000,000	2,987,377
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	250,000	251,101
		8,318,562
Electric - 4.88%
AEP Texas 2.40% 10/1/22	1,930,000	1,904,497
AES Gener
144A 5.25% 8/15/21 #	203,000	210,552
144A 7.125% 3/26/79 #µ	200,000	204,750
Ameren 2.70% 11/15/20	3,665,000	3,650,430
Arizona Public Service 2.20% 1/15/20	4,195,000	4,179,344
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	250,000	271,875
CenterPoint Energy 6.125%µy	525,000	533,838
Cleveland Electric Illuminating 5.50% 8/15/24	1,515,000	1,662,099
Duke Energy 1.80% 9/1/21	1,050,000	1,025,323
Entergy 4.00% 7/15/22	1,050,000	1,079,573
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,175,230
IPALCO Enterprises 3.45% 7/15/20	710,000	710,667
ITC Holdings 2.70% 11/15/22	2,455,000	2,413,018
NextEra Energy Capital Holdings 3.15% 4/1/24	500,000	503,061
NV Energy 6.25% 11/15/20	2,460,000	2,593,954
State Grid Overseas Investment 144A 2.25% 5/4/20 #	500,000	496,006
		22,614,217
Energy - 1.87%
Antero Resources 5.625% 6/1/23	283,000	287,953
Enbridge Energy Partners
4.375% 10/15/20	305,000	311,781
5.20% 3/15/20	65,000	66,426
Energy Transfer Operating 4.25% 3/15/23	500,000	513,981
Genesis Energy 6.75% 8/1/22	500,000	513,750
Gulfport Energy 6.625% 5/1/23	300,000	292,500
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	399,392
Laredo Petroleum 5.625% 1/15/22	500,000	459,375
Marathon Oil 2.80% 11/1/22	675,000	667,218
Oil and Gas Holding 144A 7.625% 11/7/24 #	215,000	235,337
ONEOK 7.50% 9/1/23	1,655,000	1,917,223

12 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	$319,533
Sabine Pass Liquefaction 5.75% 5/15/24	825,000	910,099
Schlumberger Holdings 144A 3.75% 5/1/24 #	1,155,000	1,181,546
Tecpetrol 144A 4.875% 12/12/22 #	210,000	194,777
Tullow Oil 144A 6.25% 4/15/22 #	250,000	251,813
YPF 144A 51.729% (BADLARPP + 4.00%) 7/7/20 #•	325,000	132,083
		8,654,787
Finance Companies - 0.66%
AerCap Ireland Capital DAC 4.45% 4/3/26	305,000	306,107
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	596,246
BOC Aviation 144A 2.375% 9/15/21 #	400,000	390,753
International Lease Finance 8.625% 1/15/22	1,080,000	1,227,474
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	521,875
		3,042,455
Healthcare - 0.35%
Encompass Health 5.125% 3/15/23	250,000	254,442
HCA 7.50% 2/15/22	250,000	276,325
HCA Healthcare 6.25% 2/15/21	500,000	526,675
Hill-Rom Holdings 144A 5.75% 9/1/23 #	325,000	336,375
UnitedHealth Group 3.50% 2/15/24	245,000	252,533
		1,646,350
Insurance - 0.95%
Aviation Capital Group 144A 4.375% 1/30/24 #	630,000	642,646
AXA Equitable Holdings 3.90% 4/20/23	575,000	589,607
Cigna
144A 3.677% (LIBOR03M + 0.89%) 7/15/23 #•	2,055,000	2,046,184
144A 3.75% 7/15/23 #	420,000	431,066
Swiss Re Finance Luxembourg 144A 5.00% 4/2/49 #µ	200,000	202,899
Willis North America 3.60% 5/15/24	505,000	508,776
		4,421,178
Natural Gas - 0.60%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,769,046
		2,769,046
REITs - 0.10%
GEO Group 5.875% 1/15/22	250,000	242,500
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	205,028
		447,528
Technology - 0.75%
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	415,000	417,639
Microchip Technology
144A 3.922% 6/1/21 #	250,000	252,334

NQ-022 [3/19] 5/19 (840460) 13

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microchip Technology
144A 4.333% 6/1/23 #	1,265,000	$1,293,689
NXP 144A 4.125% 6/15/20 #	1,500,000	1,522,665
		3,486,327
Transportation - 0.74%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	300,000	268,144
Avis Budget Car Rental 5.50% 4/1/23	300,000	303,375
DAE Funding 144A 5.25% 11/15/21 #	500,000	511,250
United Parcel Service 5.125% 4/1/19	2,340,000	2,340,000
		3,422,769
Total Corporate Bonds (cost $175,131,857)		172,205,206

Loan Agreements – 2.68%
Acrisure Tranche B 1st Lien 6.879% (LIBOR03M + 4.25%)
11/22/23•	493,734	490,800
Air Medical Group Holdings Tranche B 1st Lien 5.739%
(LIBOR01M + 3.25%) 4/28/22 •	159,596	150,379
Alpha 3 Tranche B1 1st Lien 5.601% (LIBOR03M + 3.00%)
1/31/24•	1,319,871	1,294,298
Altice France Tranche B12 1st Lien 6.171% (LIBOR01M +
3.688%) 1/31/26 •	388,581	367,598
AssuredPartners Tranche B 1st Lien 5.749% (LIBOR01M +
3.25%) 10/22/24 •	562,020	545,159
Blue Ribbon 1st Lien 6.49% (LIBOR01M + 4.00%)
11/13/21•	434,506	391,055
Builders FirstSource 1st Lien 5.601% (LIBOR03M +
3.00%) 2/29/24 •	491,617	477,278
Charter Communications Operating Tranche B 1st Lien
4.50% (LIBOR01M + 2.00%) 4/30/25 • X	500,000	497,277
First Data Tranche A 1st Lien 0.00% 10/26/23 • X	250,000	248,958
Gardner Denver Tranche B1 1st Lien 5.249% (LIBOR01M
+ 2.75%) 7/30/24 •	205,065	205,097
Mission Broadcasting Tranche B3 1st Lien 4.739%
(LIBOR01M + 2.25%) 1/17/24 •	206,344	201,959
Nexstar Broadcasting Tranche B3 1st Lien 4.746%
(LIBOR01M + 2.25%) 1/17/24 •	1,121,153	1,097,328
ON Semiconductor Tranche B3 1st Lien 4.249%
(LIBOR01M + 1.75%) 3/31/23 •	1,101,064	1,091,429
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.851% (LIBOR03M + 3.25%) 6/1/23 •	1,820,649	1,795,047
Sprint Communications Tranche B 1st Lien 5.00%
(LIBOR01M + 2.50%) 2/3/24 •	2,450,000	2,381,094
Staples 1st Lien 6.489% (LIBOR01M + 4.00%) 9/12/24 •	123,438	122,809

14 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Summit Midstream Partners Holdings Tranche B 1st Lien
8.499% (LIBOR01M + 6.00%) 5/21/22 •	562,239	$558,725
Unitymedia Finance Tranche E 1st Lien 4.484%
(LIBOR01M + 2.00%) 6/1/23 • X	500,000	493,906
Total Loan Agreements (cost $12,243,316)		12,410,196

Non-Agency Asset-Backed Securities – 27.83%
American Express Credit Account Master Trust
Series 2017-2 A 2.934% (LIBOR01M + 0.45%)
9/16/24•	270,000	271,177
Series 2017-5 A 2.864% (LIBOR01M + 0.38%)
2/18/25•	575,000	576,652
Series 2018-3 A 2.804% (LIBOR01M + 0.32%)
10/15/25•	335,000	334,107
Series 2018-5 A 2.824% (LIBOR01M + 0.34%)
12/15/25•	3,744,000	3,730,534
Series 2018-7 A 2.844% (LIBOR01M + 0.36%)
2/17/26•	2,100,000	2,089,721
Series 2018-9 A 2.864% (LIBOR01M + 0.38%)
4/15/26•	4,100,000	4,087,783
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	1,000,000	1,004,501
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	3,000,000	2,981,591
Series 2018-A3 A3 3.10% 12/15/23	1,400,000	1,417,022
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.814% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 •	2,810,000	2,814,022
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.804% (LIBOR01M + 0.32%)
5/15/23#•	1,500,000	1,499,651
Cabela’s Credit Card Master Note Trust
Series 2015-1A A1 2.26% 3/15/23	500,000	497,701
CARDS II Trust
Series 2017-1A A 144A 2.854% (LIBOR01M + 0.37%)
4/18/22#•	365,000	365,000
CarMax Auto Owner Trust
Series 2018-1 A2B 2.634% (LIBOR01M + 0.15%)
5/17/21•	798,277	798,121
Chase Issuance Trust
Series 2016-A3 A3 3.034% (LIBOR01M + 0.55%)
6/15/23•	7,350,000	7,402,406
Series 2017-A1 A 2.784% (LIBOR01M + 0.30%)
1/15/22•	905,000	906,229

NQ-022 [3/19] 5/19 (840460) 15

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

		Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2017-A2 A 2.884% (LIBOR01M + 0.40%)
3/15/24•	•	1,300,000	$1,304,537
Chesapeake Funding II
Series 2017-4A A2 144A 2.824% (LIBOR01M + 0.34%)
11/15/29#•		1,400,126	1,398,455
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.971% (LIBOR01M + 0.49%)
12/7/23•		4,270,000	4,299,171
Series 2017-A5 A5 3.111% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 •		360,000	361,690
Series 2017-A7 A7 2.862% (LIBOR01M + 0.37%)
8/8/24•		11,900,000	11,911,888
Series 2017-A9 A9 1.80% 9/20/21		4,500,000	4,482,236
Series 2018-A2 A2 2.818% (LIBOR01M + 0.33%)
1/20/25•		8,845,000	8,832,626
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22		1,400,000	1,402,465
Discover Card Execution Note Trust
Series 2017-A1 A1 2.974% (LIBOR01M + 0.49%)
7/15/24•		13,995,000	14,078,959
Series 2017-A5 A5 3.084% (LIBOR01M + 0.60%)
12/15/26•		300,000	300,420
Series 2017-A7 A7 2.844% (LIBOR01M + 0.36%)
4/15/25•		4,465,000	4,460,549
Series 2018-A2 A2 2.814% (LIBOR01M + 0.33%)
8/15/25•		4,000,000	3,989,605
Series 2018-A3 A3 2.714% (LIBOR01M + 0.23%, Floor
0.23%) 12/15/23 •		2,465,000	2,463,526
Ford Credit Auto Owner Trust
Series 2015-A C 2.20% 11/15/20		2,540,000	2,536,565
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 3.054% (LIBOR01M + 0.57%, Floor
0.57%) 1/15/22 •		1,470,000	1,473,915
Series 2017-1 A2 2.904% (LIBOR01M + 0.42%)
5/15/22•		400,000	400,487
Series 2017-2 A2 2.834% (LIBOR01M + 0.35%, Floor
0.62%) 9/15/22 •		1,000,000	1,000,399
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #		1,200,000	1,202,442
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #		241,150	239,925
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #		700,000	700,705

16 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Invitation Homes Trust
Series 2018-SFR1 A 144A 3.182% (LIBOR01M + 0.70%)
3/17/37#•	1,339,496	$1,321,374
Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 2.904% (LIBOR01M + 0.42%)
5/16/22#•	3,540,000	3,545,049
Series 2018-BA A 144A 2.824% (LIBOR01M + 0.34%)
5/15/23#•	1,200,000	1,200,251
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	2,000,000	1,995,900
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 3.266% (LIBOR01M + 0.78%)
6/27/22#•	1,000,000	1,001,271
Series 2018-1 A 144A 3.116% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	330,000	330,491
Nissan Master Owner Trust Receivables
Series 2016-A A1 3.124% (LIBOR01M + 0.64%, Floor
0.65%) 6/15/21 •	3,040,000	3,042,417
Series 2017-C A 2.804% (LIBOR01M + 0.32%)
10/17/22•	890,000	890,445
PFS Financing
Series 2018-A A 144A 2.884% (LIBOR01M + 0.40%)
2/15/22#•	240,000	239,955
Series 2018-E A 144A 2.934% (LIBOR01M + 0.45%)
10/15/22#•	910,000	910,093
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,678,961	1,698,124
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	320,123	317,026
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	383,701	379,658
Toyota Auto Receivables Owner Trust
Series 2018-C A2B 2.604% (LIBOR01M + 0.12%)
8/16/21•	1,000,000	1,000,090
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.334% (LIBOR01M + 0.85%)
12/15/20#•	3,410,000	3,423,071
Series 2018-1A A1 144A 3.214% (LIBOR01M + 0.73%)
3/15/22#•	200,000	200,047
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	919,663	916,345
Series 2017-3A A1B 144A 2.758% (LIBOR01M + 0.27%)
4/20/22#•	4,675,000	4,677,314
Series 2018-1A A1B 144A 2.748% (LIBOR01M + 0.26%)
9/20/22#•	135,000	135,041
Series 2019-A A1A 2.93% 9/20/23	785,000	790,942

NQ-022 [3/19] 5/19 (840460) 17

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.668% (LIBOR01M + 0.18%)
7/20/21 •	332,147	$332,221
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.984% (LIBOR01M + 0.50%)
11/15/22 #•	2,000,000	2,004,780
Wheels SPV 2
Series 2018-1A A2 144A 3.06% 4/20/27 #	965,000	965,820
Total Non-Agency Asset-Backed Securities
(cost $129,000,188)		128,934,508

Non-Agency Collateralized Mortgage Obligations – 0.69%
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	8,332	7,568
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	26,866	26,964
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	455,000	455,039
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	254,351	255,641
Silverstone Master Issuer
Series 2018-1A 1A 144A 3.166% (LIBOR03M + 0.39%)
1/21/70 #•	2,400,000	2,389,548
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.081% 4/25/36 •	61,469	61,104
Total Non-Agency Collateralized Mortgage Obligations (cost $3,176,440)		3,195,864

Non-Agency Commercial Mortgage-Backed Security – 0.02%
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #•	100,000	104,219
Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		104,219

Regional Bond – 0.06%Δ
Argentina - 0.06%
Provincia de Cordoba 144A 7.45% 9/1/24 #	350,000	282,100
Total Regional Bond (cost $366,188)		282,100

Sovereign Bonds – 1.08%Δ
Argentina - 0.09%
Argentine Republic Government International Bond
5.625% 1/26/22	500,000	432,250
		432,250

18 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Costa Rica - 0.05%
Costa Rica Government International Bond 144A
4.25% 1/26/23 #	250,000	$237,500
		237,500
Croatia - 0.05%
Croatia Government International Bond 144A
5.50% 4/4/23 #	200,000	217,162
		217,162
Dominican Republic - 0.07%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	300,000	312,000
		312,000
Egypt - 0.09%
Egypt Government International Bond 144A
5.577% 2/21/23 #	400,000	397,928
		397,928
Mongolia - 0.05%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	207,726
		207,726
Nigeria - 0.11%
Nigeria Government International Bond 5.625% 6/27/22	500,000	507,113
		507,113
Republic of Korea - 0.11%
Export-Import Bank of Korea 3.39% (LIBOR03M +
0.775%) 6/1/23 •	500,000	501,796
		501,796
Saudi Arabia - 0.11%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	500,000	497,703
		497,703
Serbia - 0.05%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	253,017
		253,017
Sri Lanka - 0.11%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #	500,000	494,039
		494,039
Turkey - 0.10%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	500,000	484,155
		484,155
Ukraine - 0.05%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	249,862
		249,862

NQ-022 [3/19] 5/19 (840460) 19

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Uzbekistan - 0.04%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	$199,421
		199,421
Total Sovereign Bonds (cost $5,103,920)		4,991,672

Supranational Banks – 0.16%
Arab Petroleum Investments 144A 4.125% 9/18/23 #	200,000	206,598
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	515,513
Total Supranational Banks (cost $729,160)		722,111

US Treasury Obligations – 7.24%
US Treasury Notes
2.50% 1/31/24	1,235,000	1,250,124
2.625% 12/31/23	20,000	20,353
2.625% 2/15/29	30,110,000	30,699,849
3.125% 11/15/28	1,460,000	1,550,537
Total US Treasury Obligations (cost $33,255,036)		33,520,863

	Number of shares
Preferred Stock – 0.33%
Morgan Stanley 5.55% µ	1,180,000	1,201,010
USB Realty144A 3.93% (LIBOR03M + 1.147%) #•	400,000	344,590
Total Preferred Stock (cost $1,490,000)		1,545,600

Short-Term Investments – 4.02%
Money Market Mutual Funds - 4.02%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.36%)	3,720,610	3,720,610
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)	3,720,610	3,720,610
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.32%)	3,720,610	3,720,610
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.33%)	3,720,610	3,720,610
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.31%)	3,720,610	3,720,610
		18,603,050
Total Short-Term Investments (cost $18,603,050)		18,603,050

20 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

Total Value of Securities – 102.20%
(cost $476,769,187)	$473,417,652
Liabilities Net of Receivables and Other Assets – (2.20%)	(10,188,573)
Net Assets Applicable to 56,359,713 Shares Outstanding – 100.00%	$463,229,079

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $91,014,040, which represents 19.65% of the Fund’s net assets.
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤ PIK. 100% of the income received was in the form of both cash and par.
❆PIK. 100% of the income received was in the form of cash.
Of this amount, $221,000 represents cash collateral posted for futures contracts and $4,440,929 represents cash collateral posted for centrally cleared swap contracts.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019.
Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after March 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
f Step coupon bond. Stated rate in effect at March 31, 2019 through maturity date.

NQ-022 [3/19] 5/19 (840460) 21

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

The following futures and swap contracts were outstanding at March 31, 2019:

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury 5
151	yr Notes	$17,490,047	$17,346,279	6/28/19	$143,768	$—	$(34,211)
	US Treasury 10
102	yr Notes	12,670,312	12,515,470	6/19/19	154,842	—	(28,688)
	US Treasury
(15)	Long Bonds	(2,244,844)	(2,182,276)	6/19/19	—	(62,568)	5,625
Total Futures Contracts			$27,679,473		$298,610	$(62,568)	$(57,274)

Swap Contracts
CDS Contracts[1]
							Variation
					Upfront		Margin
Reference Obligation/			Annual		Payments		Due from
Termination Date/		Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency		Amount[2]	Payments	Value	(Received)	Depreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 30[4]
6/20/23-
Quarterly		43,120,000	5.00%	$(3,015,253)	$(1,936,901)	(1,078,352)	$(147,422)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $72,095.

22 NQ-022 [3/19] 5/19 (840460)

(Unaudited)

4Markit’s CDX.NA.HY.30 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR012M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

NQ-022 [3/19] 5/19 (840460) 23